AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 15, 2026

1933 Registration File No. 333-285633
1940 Act File No. 811-24061

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 13	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 15	☒

TIDAL TRUST IV
(Exact Name of Registrant as Specified in Charter)

c/o Tidal ETF Services LLC
234 West Florida Street, Suite 700
Milwaukee, Wisconsin 53204
(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (855) 843-2534

The Corporation Trust Company
1209 Orange Street
Corporation Trust Center
Wilmington, DE 19801
(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204	Rachael L. Schwartz Sullivan & Worcester LLP 1251 Avenue of Americas New York, NY 10020

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 15, 2026, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 6 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on November 4, 2025, and pursuant to Rule 485(a)(2) would have become effective on January 18, 2026.

Post-Effective Amendment No. 9 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 17, 2026, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 10 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating March 17, 2026, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 12 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 16, 2026, as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 13 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating May 15, 2026, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 13 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 13 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 13 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on April 15, 2026.

Tidal Trust IV

By:	/s/ Eric W. Falkeis
Eric W. Falkeis
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on April 15, 2026.

Signature	Title

/s/ Eric W. Falkeis	President, Principal Executive Officer, and Trustee
Eric W. Falkeis

/s/ Luis Berruga*	Trustee
Luis Berruga

/s/ Alisa Maute*	Trustee
Alisa Maute

/s/ Ashi Parikh*	Trustee
Ashi Parikh

/s/ Aaron Perkovich	Treasurer (principal financial officer and principal accounting officer)
Aaron Perkovich

*By:	/s/ Eric W. Falkeis
Eric W. Falkeis, Attorney in Fact
By Power of Attorney